Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share

7 Earnings per share

	2020			2019			2018

	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence

Basic earnings per share (ordinary shares of 25p each)	6,400	2,286	280.0	5,704	2,284	249.7	6,032	2,285	264.0

Share options	–	9	(1.1)	–	7	(0.7)	–	7	(0.8)

Diluted earnings per share	6,400	2,295	278.9	5,704	2,291	249.0	6,032	2,292	263.2

Adjusted earnings per share calculation

Earnings have been affected by a number of adjusting items, which are described in notes 3 to 6. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

		Basic

		2020		2019		2018

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share		6,400	280.0	5,704	249.7	6,032	264.0

Effect of restructuring and integration costs	3(e)	408	17.8	565	24.7	363	15.9

Tax and non-controlling interests on restructuring and integration costs		(64)	(2.8)	(101)	(4.4)	(83)	(3.6)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3(f),(h)	548	24.0	675	29.6	377	16.5

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles		(77)	(3.4)	(115)	(5.0)	(78)	(3.4)

Effect of associates’ adjusting items net of tax	5(a)	(13)	(0.6)	(25)	(1.1)	(32)	(1.4)

Effect of Quebec class action	3(h)	–	–	436	19.1	–	–

Tax on Quebec class action		–	–	(124)	(5.4)	–	–

Effect of Russia excise dispute	3(h)	(40)	(1.7)	202	8.9	–	–

Tax on Russia excise dispute	6(d)	14	0.6	(16)	(0.7)	–	–

Effect of hyperinflation on Venezuela retained earnings	3(h),4(b)	–	–	–	–	65	2.8

Other adjusting items	3(h)	487	21.2	236	10.3	184	8.0

Tax effect on other adjusting items		(104)	(4.5)	(50)	(2.2)	(44)	(1.9)

Deferred tax relating to changes in tax rates	6	(21)	(0.9)	(49)	(2.2)	(79)	(3.5)
Effect of early repurchase of bonds	4(b)	142	6.2	–	–	–	–

Tax effect of early repurchase of bonds		(32)	(1.4)	–	–	–	–

Effect of interest on FII GLO settlement and other	4(b)	11	0.5	80	3.5	41	1.8

Tax effect of interest on FII GLO settlement and other		(4)	(0.2)	–	–	–	–

Effect of retrospective guidance on WHT	6(d)	(42)	(1.8)	–	–	55.0	2.4

Adjusted earnings per share (basic)		7,613	333.0	7,418	324.8	6,801	297.6

		Diluted

		2020		2019		2018

	Notes	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share		6,400	278.9	5,704	249.0	6,032	263.2

Effect of restructuring and integration costs	3(e)	408	17.7	565	24.7	363	15.8

Tax and non-controlling interests on restructuring and integration costs		(64)	(2.8)	(101)	(4.4)	(83)	(3.6)

Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	3(f),(h)	548	23.9	675	29.5	377	16.4

Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles		(77)	(3.4)	(115)	(5.0)	(78)	(3.4)

Effect of associates’ adjusting items net of tax	5(a)	(13)	(0.6)	(25)	(1.1)	(32)	(1.4)

Effect of Quebec class action	3(h)	–	–	436	19.0	–	–

Tax on Quebec class action		–	–	(124)	(5.4)	–	–

Effect of Russia excise dispute	3(h)	(40)	(1.7)	202	8.8	–	–

Tax on Russia excise dispute	6(d)	14	0.6	(16)	(0.7)	–	–

Effect of hyperinflation on Venezuela retained earnings	3(h),4(b)	–	–	–	–	65	2.8

Other adjusting items	3(h)	487	21.2	236	10.3	184	8.0

Tax effect on other adjusting items		(104)	(4.5)	(50)	(2.2)	(44)	(1.9)

Deferred tax relating to changes in tax rates	6	(21)	(0.9)	(49)	(2.2)	(79)	(3.4)
Effect of early repurchase of bonds	4(b)	142	6.2	–	–	–	–

Tax effect of early repurchase of bonds		(32)	(1.4)	–	–	–	–

Effect of interest on FII GLO settlement and other	4(b)	11	0.5	80	3.5	41	1.8

Tax effect of interest on FII GLO settlement and other		(4)	(0.2)	–	–	–	–

Effect of retrospective guidance on WHT	6(d)	(42)	(1.8)	–	–	55	2.4

Adjusted earnings per share (diluted)		7,613	331.7	7,418	323.8	6,801	296.7

Headline earnings per share as required by the JSE Limited

The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing Requirements. It is calculated in accordance with Circular 1/2019 ‘Headline Earnings’, as issued by the South African Institute of Chartered Accountants.

	Basic

	2020		2019		2018

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Basic earnings per share	6,400	280.0	5,704	249.7	6,032	264.0

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	465	20.3	518	22.7	238	10.3

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(74)	(3.3)	(79)	(3.5)	(65)	(2.8)

Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(26)	(1.1)	7	0.3	(11)	(0.5)

Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	8	0.3	(1)	–	4	0.2

Effect of gains on disposal of businesses, non-current investments and brands	–	–	–	–	(10)	(0.4)

Tax on gains on disposal of businesses, non-current investments and brands	–	–	–	–	2	0.1

Issue of shares and change in shareholding in associate	(17)	(0.7)	(25)	(1.1)	(22)	(1.0)

Headline earnings per share (basic)	6,756	295.5	6,124	268.1	6,168	269.9

	Diluted

	2020		2019		2018

	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence	Earnings £m	Earnings per share pence

Diluted earnings per share	6,400	278.9	5,704	249.0	6,032	263.2

Effect of impairment of intangibles, property, plant and equipment and assets held-for-sale	465	20.3	518	22.5	238	10.3

Tax and non-controlling interests on impairment of intangibles and property, plant and equipment	(74)	(3.3)	(79)	(3.4)	(65)	(2.8)

Effect of (gains)/losses on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(26)	(1.1)	7	0.3	(11)	(0.5)

Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	8	0.3	(1)	–	4	0.2

Effect of gains on disposal of businesses, non-current investments and brands	–	–	–	–	(10)	(0.4)

Tax on gains on disposal of businesses, non-current investments and brands	–	–	–	–	2	0.1

Issue of shares and change in shareholding in associate	(17)	(0.7)	(25)	(1.1)	(22)	(1.0)

Headline earnings per share (diluted)	6,756	294.4	6,124	267.3	6,168	269.1